================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-05415

                          Morgan Stanley Utilities Fund
               (Exact name of registrant as specified in charter)

                   522 Fifth Avenue, New York, New York 10036
             (Address of principal executive offices)   (Zip code)

                                Ronald E. Robison
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-296-6990

                   Date of fiscal year end: December 31, 2008

                     Date of reporting period: June 30, 2008

Item 1 - Report to Shareholders

================================================================================

INVESTMENT MANAGEMENT                                        [MORGAN STANLEY LOGO]



Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Utilities Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT

For the six months ended June 30, 2008

TOTAL RETURN FOR THE 6 MONTHS ENDED JUNE 30, 2008


                                                                S&P                  LIPPER
                                                             500(R)         S&P     UTILITY
                                                          UTILITIES      500(R)       FUNDS
CLASS A    CLASS B    CLASS C    CLASS I(+)    CLASS Q     INDEX(1)    INDEX(2)    INDEX(3)
 -4.60%     -5.02%     -4.99%        -4.49%     -4.57%       -2.76%     -11.91%      -4.07%



+ Formerly Class D shares. Renamed Class I shares effective March 31, 2008.

The performance of the Fund's five share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

MARKET CONDITIONS

The U.S. equity market fell during the first half of 2008 as mounting credit and inflationary concerns created a volatile and difficult environment for investors. The Federal Reserve undertook a number of measures during the period to restore liquidity and confidence in the credit markets, including reducing the federal funds and discount rates as well as providing discount window funding to banks and major brokerage firms. Nonetheless, financial stocks suffered from continued writedowns, while consumer-related companies fell on concerns of the potential impact of the slowing economy on consumer spending. Energy stocks continued to outperform on strongly rising fuel prices.

As a sector, utilities (as measured by the S&P 500(R) Utilities Index) outperformed the broader market (as measured by the S&P 500(R) Index), in keeping with their general history of outperforming during volatile periods. Segments of the sector were also bolstered by rising fuel prices, which resulted in increased pricing power for gas utilities, especially those with exploration and production operations. Electric utilities as a group mildly underperformed, while telecommunications companies as a group significantly underperformed. The latter were hurt by the results of one high-profile wireless carrier which continued to lose market share, as well as by the ongoing challenges faced by smaller alternative carriers with higher debt loads.

PERFORMANCE ANALYSIS

All share classes of Morgan Stanley Utilities Fund underperformed the S&P 500(R) Utilities Index, outperformed the S&P 500(R) Index and underperformed the Lipper Utility Funds Index for the six months ended June 30, 2008, assuming no deduction of applicable sales charges.

The primary driver of the Fund's performance relative to the S&P 500(R) Utilities Index was its out-of-benchmark holdings in the telecommunications sector. The sector's returns were dragged down by poor results at several wireless companies, some of which carried high debt loads. While the Fund's stock selection was relatively strong in the sector due to its avoidance of these troubled companies, its exposure to telecommunications in general suffered from generally negative investor sentiment toward the sector.

Stock selection was weaker in the electric utilities sector, where we focused on more conservative and highly regulated companies. During the period, investors preferred companies with greater pricing power from either nuclear generation capabilities or other means, leading these more aggressive names to outperform. The Fund also had modest emerging markets exposure, which underperformed during the period.

Other positions were more positive for performance. The Fund was overweight in gas utilities, with an emphasis on storage and pipeline companies. Both the overweight and stock selection added to relative returns. The Fund also benefited from a modest overweight position in independent power producers, which were boosted by an increase in pricing in tandem with rising prices for natural gas.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS AS OF 06/30/08
AT&T Inc.                           4.1%
Exelon Corp.                        3.7
Verizon Communications Inc.         3.7
FirstEnergy Corp.                   3.6
PPL Corp.                           3.3
FPL Group, Inc.                     3.2
Sempra Energy                       3.1
Edison International                3.1
Public Service Enterprise Group     3.0
Questar Corp.                       3.0




TOP FIVE INDUSTRIES AS OF
06/30/08
Electric Utilities                 55.2%
Telecommunications                 20.9
Energy                             19.4
Short-Term Investments             12.3
Water Utilities                     1.0



Subject to change daily. Provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned above. Top 10 holdings and top five industries are as a percentage of net assets. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.


INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 80 PERCENT OF ITS ASSETS IN EQUITY SECURITIES OF COMPANIES THAT ARE ENGAGED IN THE UTILITIES INDUSTRY. A COMPANY WILL BE CONSIDERED TO BE IN THE UTILITIES INDUSTRY IF IT DERIVES AT LEAST 50 PERCENT OF ITS REVENUES OR EARNINGS FROM THE UTILITIES INDUSTRY OR DEVOTES AT LEAST 50 PERCENT OF ITS ASSETS TO ACTIVITIES IN THAT INDUSTRY. THESE MAY INCLUDE COMPANIES INVOLVED IN, AMONG OTHER AREAS, GAS AND ELECTRIC ENERGY, WATER DISTRIBUTION, TELECOMMUNICATIONS, COMPUTERS, THE INTERNET AND INTERNET RELATED SERVICES, AND OTHER NEW OR EMERGING TECHNOLOGIES. THE COMPANIES MAY INCLUDE TRADITIONALLY REGULATED PUBLIC UTILITIES OR FULLY OR PARTIALLY DEREGULATED UTILITY COMPANIES AS WELL AS UNREGULATED UTILITY COMPANIES. THE FUND MAY INVEST UP TO 50 PERCENT OF ITS NET ASSETS IN FOREIGN SECURITIES, INCLUDING EMERGING MARKETS. HOWEVER, THIS PERCENTAGE LIMITATION DOES NOT APPLY TO SECURITIES OF FOREIGN COMPANIES THAT ARE LISTED IN THE UNITED STATES ON A NATIONAL SECURITIES EXCHANGE.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS. THE SEMIANNUAL REPORTS AND THE ANNUAL REPORTS ARE FILED ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC) ON FORM N-CSRS AND FORM N-CSR, RESPECTIVELY. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, WWW.MORGANSTANLEY.COM. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL

QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, HTTP://WWW.SEC.GOV. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (PUBLICINFO@SEC.GOV) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

YOU MAY OBTAIN A COPY OF THE FUND'S PROXY VOTING POLICY AND PROCEDURES WITHOUT CHARGE, UPON REQUEST, BY CALLING TOLL FREE (800) 869-NEWS OR BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT WWW.MORGANSTANLEY.COM. IT IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT
HTTP://WWW.SEC.GOV.

YOU MAY OBTAIN INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT TWELVE-MONTH PERIOD ENDED JUNE 30 WITHOUT CHARGE BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT WWW.MORGANSTANLEY.COM. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT HTTP://WWW.SEC.GOV.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 869-NEWS, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

PERFORMANCE SUMMARY



AVERAGE ANNUAL TOTAL RETURNS -- PERIOD ENDED JUNE 30, 2008



                          CLASS A SHARES*       CLASS B SHARES**     CLASS C SHARES+      CLASS I SHARES++     CLASS Q SHARES+++
                         (since 07/28/97)      (since 04/29/88)     (since 07/28/97)     (since 07/28/97)     (since 04/29/88)
SYMBOL                             UTLAX                 UTLBX                UTLCX                UTLDX                UTLQX
1 YEAR                              1.63% (4)             0.80% (4)            0.89% (4)            1.89% (4)            1.63% (4)
                                   (3.71) (5)            (3.83) (5)           (0.03) (5)              --                (3.00) (5)

5 YEARS                            14.80  (4)            14.55  (4)           13.95  (4)           15.08  (4)           14.86  (4)
                                   13.57  (5)            14.32  (5)           13.95  (5)              --                14.63  (5)

10 YEARS                            6.42  (4)             6.03  (4)            5.62  (4)            6.67  (4)            6.04  (4)
                                    5.85  (5)             6.03  (5)            5.62  (5)              --                 6.04  (5)

SINCE INCEPTION                     8.37  (4)             9.15  (4)            7.56  (4)            8.63  (4)            9.16  (4)
                                    7.84  (5)             9.15  (5)            7.56  (5)              --                 9.16  (5)



Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/msim or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, Class I, and Class Q shares will vary due to differences in sales charges and expenses.

*     The maximum front-end sales charge for Class A is 5.25%.

** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion beginning December 31, 2006. Prior to December 31, 2006, the conversion feature was suspended because the annual total operating expense ratio of Class B was lower than that of Class A.

+ The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

++    Class I (formerly Class D) has no sales charge.

+++ The maximum contingent deferred sales charge (CDSC) for Class Q is 5.0%. The CDSC declines to 0% after six years.

      Class B commenced operations on April 29, 1988. On December 8, 2006, all then-existing Class B shares of the Fund (Pre-Conversion Class B) were converted into Class Q shares. Because the Pre-Conversion Class B shares were subject to the same level of fees and expenses applied to Class B shares, historical performance information prior to conversion date has been restated for Class Q shares to reflect this information. Performance information for Class B shares prior to December 8, 2006 reflects the performance of the Pre-Conversion Class B shares.

(1) The Standard & Poor's 500(R) Utilities Index (S&P 500(R) Utilities Index) is an unmanaged, market capitalization weighted index consisting of utilities companies in the S&P 500(R) Index and is designed to measure the performance of the utilities sector. It includes reinvested dividends. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2) The Standard & Poor's 500(R) Index (S&P 500(R)) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(3) The Lipper Utility Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Utility Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 10 funds represented in this Index. The Fund is in the Lipper Utility Funds classification as of the date of this report.

(4) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(5) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

EXPENSE EXAMPLE



As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 01/01/08 - 06/30/08.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                    BEGINNING          ENDING        EXPENSES PAID
                                                  ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD@
                                                  -------------    -------------    --------------
                                                                                      01/01/08 -
                                                     01/01/08         06/30/08         06/30/08
                                                  -------------    -------------    --------------
CLASS A
Actual (-4.60% return)........................      $1,000.00        $  954.00           $4.76
Hypothetical (5% annual return before
  expenses)...................................      $1,000.00        $1,019.99           $4.92
CLASS B
Actual (-5.02% return)........................      $1,000.00        $  949.80           $8.48
Hypothetical (5% annual return before
  expenses)...................................      $1,000.00        $1,016.16           $8.77
CLASS C
Actual (-4.99% return)........................      $1,000.00        $  950.10           $8.19
Hypothetical (5% annual return before
  expenses)...................................      $1,000.00        $1,016.46           $8.47
CLASS I@@
Actual (-4.49% return)........................      $1,000.00        $  955.10           $3.65
Hypothetical (5% annual return before
  expenses)...................................      $1,000.00        $1,021.13           $3.77
CLASS Q
Actual (-4.57% return)........................      $1,000.00        $  954.30           $4.76
Hypothetical (5% annual return before
  expenses)...................................      $1,000.00        $1,019.99           $4.92



---------
@ Expenses are equal to the Fund's annualized expense ratios of 0.98%, 1.75%, 1.69%, 0.75% and 0.98% for Class A, Class B, Class C, Class I and Class Q shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
@@  Formerly Class D shares. Renamed Class I shares effectively March 31, 2008.

INVESTMENT ADVISORY AGREEMENT APPROVAL



NATURE, EXTENT AND QUALITY OF SERVICES

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund's Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser's expense. (The Investment Adviser and the Administrator together are referred to as the "Adviser" and the Advisory and Administration Agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

PERFORMANCE RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Fund, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Fund's performance for the one-, three- and five-year periods ended December 31, 2007, as shown in a report provided by Lipper (the "Lipper Report"), compared to the performance of comparable funds selected by Lipper (the "performance peer group"). The Board also discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. The Board noted that portfolio management will change effective June 30, 2008 as well as the Fund's strategy. The Board concluded that it would continue to monitor the Fund's performance.

FEES RELATIVE TO OTHER PROPRIETARY FUNDS MANAGED BY THE ADVISER WITH COMPARABLE INVESTMENT STRATEGIES

The Board reviewed the advisory and administrative fee (together, the "management fee") rate paid by the Fund under the Management Agreement. The Board noted that the management fee rate was comparable to the management fee rates charged by the Adviser to other proprietary funds it manages with investment strategies comparable to those of the Fund taking into account the scope of the services provided.

FEES AND EXPENSES RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

The Board reviewed the management fee rate and total expense ratio of the Fund as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the "expense peer group"), managed by other advisers with investment strategies comparable to those of the Fund, as shown in the Lipper Report. The Board concluded that the Fund's management fee rate and total expense ratio were competitive with those of its expense peer group.

BREAKPOINTS AND ECONOMIES OF SCALE

The Board reviewed the structure of the Fund's management fee schedule under the Management Agreement and noted that it includes breakpoints. The Board also reviewed the level of the Fund's management fee and noted that the fee, as a percentage of the Fund's net assets, would decrease as net assets increase because the management fee includes breakpoints. The Board concluded that the Fund's management fee would reflect economies of scale as assets increase.

PROFITABILITY OF THE ADVISER AND AFFILIATES

The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

FALL-OUT BENEFITS

The Board considered so-called "fall-out benefits" derived by the Adviser and affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex, such as sales charges on sales of Class A shares and "float" benefits derived from handling of checks for purchases and sales of Fund shares, through a broker-dealer affiliate of the Adviser and "soft dollar" benefits (discussed in the next section). The Board also considered that a broker-dealer affiliate of the Adviser receives from the Fund 12b-1 fees for distribution and shareholder services. The Board also considered that, from time to time, the Adviser may, directly or indirectly, effect trades on behalf of certain Morgan Stanley Funds through various electronic communications networks or other alternative trading systems in which the Adviser's affiliates have ownership interests and/or board seats. The Board concluded that the fall-out benefits were relatively small and noted that the sales charges and 12b-1 fees were competitive with those of other broker-dealers.

SOFT DOLLAR BENEFITS

The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through "soft dollar" arrangements. Under such arrangements, brokerage commissions paid by the Fund and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Fund. The Board recognized that the receipt of such research from brokers may reduce the Adviser's costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Fund and other funds in the Morgan Stanley Fund Complex.

ADVISER FINANCIALLY SOUND AND FINANCIALLY CAPABLE OF MEETING THE FUND'S NEEDS

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

HISTORICAL RELATIONSHIP BETWEEN THE FUND AND THE ADVISER

The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

OTHER FACTORS AND CURRENT TRENDS

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

GENERAL CONCLUSION

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year (or in the case of the Sub-Advisory Agreement, initially approve for a year).

Morgan Stanley Utilities Fund
PORTFOLIO OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)




  NUMBER OF
   SHARES                                                              VALUE
--------------------------------------------------------------------------------
              Common Stocks (96.5%)
              Electric Utilities (55.2%)
  1,310,900   AES Corp. (The) (a)...............................  $   25,182,389
    430,000   Allegheny Energy, Inc. (a) (b)....................      21,547,300
    267,300   Ameren Corp. (b)..................................      11,288,079
    435,000   American Electric Power Co., Inc. ................      17,500,050
  1,273,000   CMS Energy Corp. (b)..............................      18,967,700
    338,700   Consolidated Edison, Inc. (b).....................      13,239,783
    305,000   Constellation Energy Group (b)....................      25,040,500
    219,300   Dominion Resources, Inc. .........................      10,414,557
    404,000   DPL, Inc. (b).....................................      10,657,520
    217,700   DTE Energy Co. (b)................................       9,239,188
    969,924   Duke Energy Corp. (b).............................      16,857,279
    554,200   Edison International..............................      28,474,796
     79,400   Entergy Corp. (b).................................       9,566,112
    386,000   Exelon Corp. .....................................      34,724,560
    401,800   FirstEnergy Corp. ................................      33,080,194
    451,600   FPL Group, Inc. ..................................      29,615,928
    676,800   Northeast Utilities...............................      17,278,704
    456,600   NRG Energy, Inc. (a) (b)..........................      19,588,140
    305,000   NSTAR (b).........................................      10,315,100
    690,000   PG&E Corp. (b)....................................      27,386,100
    592,600   PPL Corp. ........................................      30,975,202
    613,400   Public Service Enterprise Group Inc. (b)..........      28,173,462
    495,300   SCANA Corp. (b)...................................      18,326,100
    717,900   Southern Co. (The) (b)............................      25,069,068
    430,800   Wisconsin Energy Corp. (b)........................      19,480,776
                                                                  --------------
                                                                     511,988,587
                                                                  --------------
              Energy (19.4%)
    500,100   AGL Resources, Inc. (b)...........................      17,293,458
  1,367,549   Dynegy, Inc. (Class A) (a)........................      11,692,544
    358,200   Equitable Resources, Inc. ........................      24,737,292
    550,000   MDU Resources Group, Inc. ........................      19,173,000
    338,550   New Jersey Resources Corp. (b)....................      11,053,658
    394,200   Questar Corp. ....................................      28,003,968
    514,011   Sempra Energy.....................................      29,015,921
    445,462   Spectra Energy Corp. .............................      12,802,578
    647,000   Williams Companies, Inc. (The)....................      26,080,570
                                                                  --------------
                                                                     179,852,989
                                                                  --------------
              Telecommunications (20.9%)
    250,000   America Movil SAB de C.V. (Series L) (ADR)
               (Mexico).........................................      13,187,500
    176,360   American Tower Corp. (Class A) (a)................       7,451,210
  1,119,277   AT&T Inc. ........................................      37,708,442
     40,000   China Mobile Ltd. (ADR) (Hong Kong)...............       2,678,000
    423,000   Citizens Communications Co. (b)...................       4,796,820
  1,075,500   Comcast Corp. (Class A)...........................      20,402,235
    270,000   Crown Castle International Corp. (a)..............      10,457,100
    105,000   NII Holdings Inc. (a) (b).........................       4,986,450
     11,064   Nortel Networks Corp. ............................          90,946
    460,000   Rogers Communications, Inc. (Class B) (Canada)....      17,783,600
    165,000   SBA Communications Corp. (a)......................       5,941,650
    319,136   Telefonica S.A. (Spain)...........................       8,481,619
    128,586   Telefonica de Espana S.A. (ADR) (Spain)...........      10,232,874
    135,000   Telus Corp. (Non-Voting) (Cananda)................       5,492,939
    285,000   TW Telecom Inc. (b)...............................       4,568,550
    974,360   Verizon Communications, Inc. .....................      34,492,344
    410,429   Windstream Corp. (b)..............................       5,064,694
                                                                  --------------
                                                                     193,816,973
                                                                  --------------


                        See Notes to Financial Statements

Morgan Stanley Utilities Fund
PORTFOLIO OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED) continued


  NUMBER OF
   SHARES                                                              VALUE
--------------------------------------------------------------------------------
              Water Utilities (1.0%)
    435,000   American Waterworks Co. Inc. .....................  $    9,648,300
                                                                  --------------
              Total Common Stocks (Cost $459,999,567)...........     895,306,849
                                                                  --------------

  PRINCIPAL
  AMOUNT IN
  THOUSANDS
  ---------
              Short-Term Investments (12.3%)
              Securities Held as Collateral on Loaned Securities (8.9%)
              Repurchase Agreements (2.1%)
 $    3,977   ABN Amro Bank N.V. (2.70%, dated 06/30/08, due
               07/01/08; proceeds $3,977,143; fully
               collateralized by U.S. Government Agency security
               and corporate bond at the date of this Portfolio
               of Investments as follows: Federal Home Loan Bank
               3.0% due 06/11/10; Merck & Co. 4.75% due
               03/01/15; valued at $4,058,556). ................       3,976,844
      8,754   Bank of America Securities LLC (2.25% - 2.75%
               dated 06/30/08, due 07/01/08; proceeds
               $8,754,888; fully collateralized by U.S.
               Government Agency security and common stocks at
               the date of this Portfolio of Investments as
               follows: Freddie Mac Giant 5.50% due 03/01/38;
               Sempra Energy; Flowserve Corp.; Entergy Corp.;
               Avnet Inc.; Allied Waste Industries Inc.; Air
               Products & Chemicals Inc.; Trimble Navigations
               Ltd.; valued at $9,005,412). ....................       8,754,308
 $    2,654   Deutsche Bank (2.75%, dated 06/30/08, due
               07/01/08; proceeds $2,673,879; fully
               collateralized by CSX Corp. common stock at the
               date of this Portfolio of Investments; valued at
               $2,787,900). ....................................  $    2,653,828
      3,181   Lehman Bothers Inc. (2.70%, dated 06/30/08, due
               07/01/08; proceeds $3,181,714; fully
               collateralized by Municipal Bonds at the date of
               this Portfolio of Investments as follows: Kansas
               City, Illinois - School District No. 129 Aurora
               West 4.0% due 02/01/13; Chicago, Illinoise - O'
               Hare International Airport Rev Ref-Gen Airport
               Third Lien Ser. B 5.125% due 01/01/14;
               Metropolitan Transit Authority New York Rev.
               Series A & Series F 5.0% due 11/15/25 - 11/15/37;
               Pleasantville, New York - UN Free School District
               5.0% due 11/01/22; Guadalupe-Blanco River
               Authority Texas Sewer Disposal Facility - EI Du
               Pont De Nemours & Co. 5.50% due 05/01/29; Lehman
               Muni Trust Receipts Various States - Louisville &
               Jefferson County, Rhode


                        See Notes to Financial Statements

Morgan Stanley Utilities Fund
PORTFOLIO OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED) continued

  PRINCIPAL
  AMOUNT IN
  THOUSANDS                                                            VALUE
--------------------------------------------------------------------------------
              Island, TRS- Series 06-F10, 144A; and
               Sacramento California Floater Trust -
               Series P41W Reg. D 4.27% due 08/15/33;
               Becker Minn Pollution Control Rev., Rhode
               Island - TRS Series FP13, 144A 0.0% due
               04/01/30; University of Massachusetts
               Building Authority Project Rev SR-Series
               2.40% - 5.0% due 05/01/10 - 05/01/27;
               Puerto Rico Housing Finance Corp.
               Floater-TRS-Series F8J-Reg. D 2.15%
               due 06/01/21; valued at $3,246,827)....................$3,181,476

 $      954   Merrill Lynch & Co., Inc. (2.65%, dated 06/30/08,
               due 07/01/08; proceeds $954,513; fully
               collateralized by Qwest Corp. corporate bond
               6.50% due 06/01/17 at the date of this Portfolio
               of Investments; valued at $974,525)..............         954,443
                                                                  --------------
              Total Repurchase Agreements (Cost $19,520,899)....      19,520,899
                                                                  --------------








  NUMBER OF
SHARES (000)
--------------------------------------------------------------------------------
              Investment Company (c) (6.8%)
     62,837   Morgan Stanley Institutional Liquidity Money
               Market Portfolio - Institutional Class
               (Cost $62,836,690)...............................  $   62,836,690
                                                                  --------------
              Total Securities Held as Collateral on Loaned
              Securities
                 (Cost $82,357,589).............................      82,357,589
                                                                  --------------
              Investment Company (c) (3.4%)
     31,333   Morgan Stanley Institutional Liquidity Money
               Market Portfolio - Institutional Class
                (Cost $31,332,704)..............................      31,332,704
                                                                  --------------
              Total Short-Term Investments  (Cost
              $113,690,293).....................................     113,690,293
                                                                  --------------

Total Investments (Cost $573,689,860) (d) ............    108.8%   1,008,997,142
Liabilities in Excess of Other Assets.................     (8.8)     (81,562,422)
                                                          -----   --------------
Net Assets ...........................................    100.0%  $  927,434,720
                                                          =====   ==============




----------

ADR  American Depositary Receipt.
(a)  Non-income producing security.
(b)  A portion of this security was on loan as of June 30, 2008.
(c) See note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Money Market Portfolio-
     Institutional Class.
(d) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $443,849,469 and the aggregate gross unrealized depreciation is $8,542,187, resulting in net unrealized appreciation of $435,307,282.




                        See Notes to Financial Statements

Morgan Stanley Utilities Fund
SUMMARY OF INVESTMENTS -  JUNE 30, 2008 (UNAUDITED)


                                                                          PERCENT OF
                                                                            TOTAL
INDUSTRY                                                     VALUE       INVESTMENTS
------------------------------------------------------------------------------------
Electric Utilities....................................  $  511,988,587       50.7%
Telecommunications....................................     193,816,973       19.2
Energy................................................     179,852,989       17.8
Short-Term Investments................................     113,690,293       11.3
Water Utilities.......................................       9,648,300        1.0
                                                        --------------      -----
                                                        $1,008,997,142      100.0%
                                                        ==============      =====





                        See Notes to Financial Statements

Morgan Stanley Utilities Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
June 30, 2008 (unaudited)


Assets:
Investments in securities, at value (cost $542,357,156)
  (including $101,505,500 for securities loaned)................   $977,664,438
Investments in affiliate (cost $31,332,704).....................     31,332,704
Cash............................................................        166,005
Receivable for:
  Dividends....................................................       1,730,953
  Shares of beneficial interest sold...........................         161,910
  Dividends from affiliate.....................................          79,439
  Receivable from Distributor..................................          34,917
  Foreign withholding taxes reclaimed..........................          22,657
Prepaid expenses and other assets...............................        155,759
                                                                  -------------
  Total Assets.................................................   1,011,348,782
                                                                  -------------
Liabilities:
Collateral on securities loaned, at value.......................     82,357,589
Payable for:
  Shares of beneficial interest redeemed.......................         470,674
  Investment advisory fee......................................         412,259
  Distribution fee.............................................         229,302
  Investments purchased........................................         100,904
  Administration fee...........................................          64,116
  Transfee agent fee...........................................          61,404
Accrued expenses and other payables.............................        217,814
                                                                  -------------
  Total Liabilities............................................      83,914,062
                                                                  -------------
  Net Assets...................................................    $927,434,720
                                                                  =============
Composition of Net Assets:
Paid-in-capital.................................................   $423,631,459
Net unrealized appreciation.....................................    435,310,063
Accumulated undistributed net investment income.................      1,203,416
Accumulated undistributed net realized gain.....................     67,289,782
                                                                  -------------
  Net Assets...................................................    $927,434,720
                                                                  =============
Class A Shares:
Net Assets......................................................   $197,384,348
Shares Outstanding (unlimited authorized, $.01 par value).......     13,203,785
  Net Asset Value Per Share....................................          $14.95
                                                                         ======
  Maximun Offering Price Per Share, (net asset value plus 5.54%
  of net asset value)...........................................         $15.78
                                                                         ======
Class B Shares:
Net Assets......................................................    $41,696,993
Shares Outstanding (unlimited authorized, $.01 par value).......      2,770,701
  Net Asset Value Per Share....................................          $15.05
                                                                         ======
Class C Shares:
Net Assets......................................................    $12,355,544
Shares Outstanding (unlimited authorized, $.01 par value).......        822,376
  Net Asset Value Per Share....................................          $15.02
                                                                         ======
Class I Shares@@:
Net Assets......................................................     $3,488,295
Shares Outstanding (unlimited authorized, $.01 par value).......        234,018
  Net Asset Value Per Share....................................          $14.91
                                                                         ======
Class Q Shares:
Net Assets......................................................   $672,509,540
Shares Outstanding (unlimited authorized, $.01 par value).......     44,663,202
  Net Asset Value Per Share....................................          $15.06
                                                                         ======



---------
@@ Formerly Class D shares. Renamed Class I shares effective March 31, 2008.


                        See Notes to Financial Statements

Morgan Stanley Utilities Fund
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended June 30, 2008 (unaudited)


Net Investment Income:
Income
Dividends (net of $135,955 foreign withholding tax)............  $  12,257,670
Dividends from affiliate.......................................        492,056
Income from securities loaned -- net...........................         59,691
                                                                 -------------
  Total Income................................................      12,809,417
                                                                 -------------
Expenses
Investment advisory fee........................................      2,466,107
Distribution fee (Class A shares)..............................        229,550
Distribution fee (Class B shares)..............................        240,459
Distribution fee (Class C shares)..............................         59,830
Distribution fee (Class Q shares)..............................        778,846
Transfer agent fees and expenses...............................        453,553
Administration fee.............................................        377,503
Shareholder reports and notices................................        116,312
Registration fees..............................................         45,556
Professional fees..............................................         30,371
Custodian fees.................................................         14,455
Trustees' fees and expenses....................................         11,677
Other..........................................................         39,859
                                                                 -------------
  Total Expenses..............................................       4,864,078
Less: expense offset...........................................         (1,987)
Less: rebate from Morgan Stanley affiliated cash sweep (Note
  4)...........................................................        (15,582)
                                                                 -------------
  Net Expenses................................................       4,846,509
                                                                 -------------
  Net Investment Income.......................................       7,962,908
                                                                 -------------
Realized and Unrealized Gain:
Realized Gain on:
Investments....................................................     71,169,796
Foreign exchange transactions..................................            740
                                                                 -------------
  Net Realized Gain...........................................      71,170,536
                                                                 -------------
Change in Unrealized Appreciation/Depreciation on:
Investments....................................................   (128,336,361)
Translation of forward foreign contracts, other assets and
  liabilities denominated in foreign currencies................          1,906
                                                                 -------------
  Net Change in Unrealized Appreciation/Depreciation..........    (128,334,455)
                                                                 -------------
  Net Loss....................................................     (57,163,919)
                                                                 -------------
Net Decrease...................................................  $ (49,201,011)
                                                                 =============





                        See Notes to Financial Statements

Morgan Stanley Utilities Fund
FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                      FOR THE SIX       FOR THE YEAR
                                                     MONTHS ENDED          ENDED
                                                     JUNE 30, 2008   DECEMBER 31, 2007
                                                    --------------   -----------------
                                                      (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income.............................  $    7,962,908     $   16,572,736
Net realized gain.................................      71,170,536        110,310,762
Net change in unrealized
  appreciation/depreciation.......................    (128,334,455)        61,039,934
                                                    --------------     --------------
  Net Increase...................................      (49,201,011)       187,923,432
                                                    --------------     --------------
Dividends and Distributions to Shareholders from:
Net investment income
  Class A shares.................................       (1,457,993)        (5,985,689)
  Class B shares.................................         (154,591)          (546,823)
  Class C shares.................................          (47,991)          (132,320)
  Class I shares@@...............................          (31,629)           (93,990)
  Class Q shares.................................       (4,998,174)       (10,715,847)
Net realized gain
  Class A shares.................................          --             (19,297,731)
  Class B shares.................................          --              (5,562,045)
  Class C shares.................................          --              (1,284,906)
  Class I shares@@...............................          --                (396,169)
  Class Q shares.................................          --             (69,866,986)
                                                    --------------     --------------
  Total Dividends and Distributions..............       (6,690,378)      (113,882,506)
                                                    --------------     --------------
Net decrease from transactions in shares of
  beneficial interest.............................     (56,966,225)       (93,528,446)
                                                    --------------     --------------
  Net Decrease...................................     (112,857,614)       (19,487,520)
Net Assets:
Beginning of period...............................   1,040,292,334      1,059,779,854
                                                    --------------     --------------
End of Period
(Including accumulated undistributed net
investment income of $1,203,416 and dividends in
excess of net investment income of $69,114,
respectively).....................................  $  927,434,720     $1,040,292,334
                                                    ==============     ==============




----------
@@ Formerly Class D shares. Renamed Class I shares effective March 31, 2008.


                        See Notes to Financial Statements

Morgan Stanley Utilities Fund
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2008 (UNAUDITED)

1. Organization and Accounting Policies
Morgan Stanley Utilities Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is both capital appreciation and current income. The Fund was organized as a Massachusetts business trust on December 8, 1987 and commenced operations on April 29, 1988. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class I shares. The Fund's Class Q shares are closed to new investments (except dividend reinvestments). The five classes are substantially the same except, most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares, Class C shares and Class Q shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years, one year and six years, respectively. Class I shares are not subject to a sales charge. Additionally, Class A shares, Class B shares, Class C shares and Class Q shares incur distribution expenses. Effective March 31, 2008, Class D shares were renamed Class I shares.

The Fund will assess a 2% redemption fee, on Class A shares, Class B shares, Class C shares and Class I shares, which is paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") or (effective June 30, 2008) Morgan Stanley Investment Management Limited (the "Sub-Adviser"), an affiliate of the Investment Adviser, determines that the latest sale price, the bid

Morgan Stanley Utilities Fund
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2008 (UNAUDITED) continued


price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund;
(6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in the interest income. Interest income is accrued daily.

C. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Securities Lending -- The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund receives cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in high-quality short-term investments. Securities lending income is generated from the

Morgan Stanley Utilities Fund
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2008 (UNAUDITED) continued


earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent.

The value of loaned securities and related collateral outstanding at June 30, 2008 were $101,505,500 and $102,372,254, respectively. The Fund received cash collateral of $82,357,589, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Money Market Portfolio as reported in the Portfolio of Investments. The remainder collateral of $20,014,665 received in the form of U.S. Government Agencies and Obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

E. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Fund adopted the provisions of the Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48") Accounting for Uncertainty in Income Taxes on June 27, 2008. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Each of the tax years in the four year period ended June 30, 2008, remains subject to examination by taxing authorities.

F. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory, Sub-Advisory and Administration Agreements
Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the annual rates to the Fund's net assets determined at the close of each business day: 0.57% to the portion of the daily net assets not exceeding $500 million; 0.47% to the portion of the daily net assets exceeding $500 million but not exceeding $1 billion; 0.445% to the portion of the daily net assets exceeding $1 billion but not

Morgan Stanley Utilities Fund
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2008 (UNAUDITED) continued

exceeding $1.5 billion; 0.42% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2.5 billion; 0.395% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3.5 billion; 0.37% to the portion of the daily net assets exceeding $3.5 billion but not exceeding $5 billion; and 0.345% to the portion of the daily net assets in excess of $5 billion.

Effective June 30, 2008, under a Sub-Advisory Agreement between the Sub-Adviser and the Investment Adviser, the Sub-Adviser provides the Fund with investment advice relating to the investment of Fund's assets, including the placing of orders for purchase and sale of portfolio securities.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Under an agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A shares; (ii) Class
B -- up to 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B shares; (iii) Class C -- up to 1.0% of the average daily net assets of Class C shares; and (iv) Class Q -- up to 0.26% of the average daily net assets of Class Q shares.

The Investment Adviser has agreed to permanently cap the 12b-1 fee for the Class Q shares at 0.24% of the average daily net assets of Class Q.

For the six months ended June 30, 2008, the distribution fee was accrued for Class Q shares at the annual rate of 0.23%.

Morgan Stanley Utilities Fund
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2008 (UNAUDITED) continued

In the case of Class B shares and Class Q shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares and Class Q shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $5,551,140 and $7,147, for Class B shares and Class Q shares respectively, at June 30, 2008.

For the six months ended June 30, 2008, the distribution fee was accrued for Class B shares at the annual rate of 1.0%.

At June 30, 2008, included in the Statement of Assets and Liabilities, is a receivable from the Fund's Distributor which represents payments due to be reimbursed to the Fund under the Plan. Because the Plan is what is referred to as a "reimbursement plan", the Distributor reimburses to the Fund any 12b-1 fees collected in excess of the actual distribution expenses incurred. This receivable represents this excess amount as of June 30, 2008.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended June 30, 2008, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 0.94%, respectively.

The Investment Adviser has agreed to cap the 12b-1 fee for Class C shares at 0.94% for a period of two years.

The Distributor has informed the Fund that for the six months ended June 30, 2008, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares, Class C shares and Class Q shares of $56, $15,289, $376 and $50,000, respectively and received $46,713 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

Morgan Stanley Utilities Fund
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2008 (UNAUDITED) continued

4. Security Transactions and Transactions with Affiliates
The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio -- Institutional Class, an open-end management investment company managed by the Investment Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio -- Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market
Portfolio -- Institutional Class. For the six months ended June 30, 2008, advisory fees paid were reduced by $15,582 relating to the Fund's investment in Morgan Stanley Institutional Liquidity Money Market Portfolio -- Institutional Class. Income distributions earned by the Fund are recorded as dividends from affiliate in the Statement of Operations and totaled $492,056 for the six months ended June 30, 2008. During the six months ended June 30, 2008, the cost of purchases and sales of investments in Morgan Stanley Institutional Liquidity Money Market Portfolio -- Institutional Class aggregated $95,562,260 and $82,991,951, respectively.

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended June 30, 2008 aggregated $53,462,997 and $121,436,600, respectively.

For the six months ended June 30, 2008, the Fund incurred brokerage commissions of $1,740, with Morgan Stanley & Co., Inc., an affiliate of the Investment Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended June 30, 2008 included in Trustees' fees and expenses in the Statement of Operations amounted to $2,937. At June 30, 2008, the Fund had an accrued pension liability of $59,824 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as

Morgan Stanley Utilities Fund
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2008 (UNAUDITED) continued


investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

                                                      FOR THE SIX                  FOR THE YEAR
                                                      MONTHS ENDED                    ENDED
                                                     JUNE 30, 2008              DECEMBER 31, 2007
                                               -------------------------   ---------------------------
                                                 SHARES        AMOUNT         SHARES         AMOUNT
                                               ----------   ------------   -----------   -------------
                                                      (unaudited)
Class A Shares
Sold.........................................     782,762   $ 11,644,488       703,709   $  11,427,662
Conversion from Class B......................     160,766      2,330,901     1,163,297      18,820,331
Conversion to Class Q........................       --            --       (39,843,472)   (673,023,021)
Reinvestment of dividends and distributions..      98,793      1,432,355     1,326,587      21,024,110
Redeemed.....................................  (1,211,835)   (18,010,317)   (4,877,650)    (77,419,065)
                                               ----------   ------------   -----------   -------------
Net increase (decrease) -- Class A...........    (169,514)    (2,602,573)   41,527,529     699,169,983
                                               ----------   ------------   -----------   -------------
Class B Shares
Sold.........................................     282,484      4,264,318       495,368       8,153,448
Conversion to Class A........................    (159,770)    (2,330,901)   (1,156,993)    (18,820,331)
Reinvestment of dividends and Distributions..      10,393        151,358       311,700       4,964,478
Redeemed.....................................    (986,624)   (14,690,967)   (1,066,416)    (17,320,806)
                                               ----------   ------------   -----------   -------------
Net decrease -- Class B......................    (953,517)   (12,606,192)   (1,416,341)    (23,023,211)
                                               ----------   ------------   -----------   -------------
Class C Shares
Sold.........................................      38,246        566,537       102,160       1,670,720
Reinvestment of dividends and Distributions..       3,270         47,688        79,155       1,258,197
Redeemed.....................................    (102,403)    (1,534,414)     (201,490)     (3,257,180)
                                               ----------   ------------   -----------   -------------
Net decrease -- Class C......................     (20,175)      (920,189)      (20,175)       (328,263)
                                               ----------   ------------   -----------   -------------
Class I Shares@@
Sold.........................................      17,417        261,467        72,692       1,199,315
Reinvestment of dividends and distributions..       2,191         31,629        29,367         463,861
Redeemed.....................................     (53,174)      (787,424)     (315,946)     (5,018,677)
                                               ----------   ------------   -----------   -------------
Net increase (decrease) -- Class D...........    (213,887)      (494,328)      213,887       3,355,501
                                               ----------   ------------   -----------   -------------
Class Q Shares
Conversion from Class A......................       --            --        39,564,823     673,023,021
Reinvestment of dividends and distributions..     342,994      5,013,552     4,176,044      66,543,808
Redeemed.....................................  (3,041,123)   (45,356,495)   (6,496,423)   (107,218,317)
                                               ----------   ------------   -----------   -------------
Net Increase -- Class Q......................   2,698,129     40,342,943    37,244,444     632,348,512
                                               ----------   ------------   -----------   -------------
Net decrease in Fund.........................  (3,815,613)  $(56,966,225)   (5,933,488)  $ (93,528,446)
                                               ==========   ============   ===========   =============




----------
  @@ Formerly Class D shares. Renamed Class I shares effective March 31, 2008.

Morgan Stanley Utilities Fund
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2008 (UNAUDITED) continued

6. Expense Offset
The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.

7. Purposes of and Risks Relating to Certain Financial Instruments
The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

8. Federal Income Tax Status
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of December 31, 2007, the Fund had temporary book/tax differences primarily attributable to post-October losses (foreign currency losses incurred after October 31 within the taxable year, which are deemed to arise on the first business day of the Fund's next taxable year) and capital loss deferrals on wash sales.

9. Fair Valuation Measurements
The Fund Adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or

Morgan Stanley Utilities Fund
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2008 (UNAUDITED) continued

liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

     - Level 1 -- quoted prices in active markets for identical investments

     - Level 2 -- other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund's investments carried at value:

                                                   FAIR VALUE MEASUREMENTS AT JUNE 30, 2008 USING
                                                ---------------------------------------------------
                                                 QUOTED PRICES IN      SIGNIFICANT      SIGNIFICANT
                                                ACTIVE MARKET FOR   OTHER OBSERVABLE   UNOBSERVABLE
                                                 IDENTICAL ASSETS        INPUTS           INPUTS
                                    TOTAL           (LEVEL 1)           (LEVEL 2)        (LEVEL 3)
                                    -----       -----------------   ----------------   ------------
Investments in Securities....  $1,008,997,183      $989,476,243        $19,520,940          --
                               ==============      ============        ===========          ==



10. Accounting Pronouncement
On March 19, 2008, FASB released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("SFAS 161"). SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of SFAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS 161 and its impact on the financial statements has not yet been determined.

Morgan Stanley Utilities Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                FOR THE SIX                       FOR THE YEAR ENDED DECEMBER 31,
                                                MONTHS ENDED        -----------------------------------------------------------
                                               JUNE 30, 2008          2007         2006         2005         2004         2003
                                               -------------        --------     --------     --------     -------      -------
                                                (unaudited)

Class A Shares
Selected Per Share Data:

Net asset value, beginning of period.........       $15.79            $14.81       $14.37       $13.32      $11.34       $10.03
                                                    ------            ------       ------       ------      ------       ------

Income (loss) from investment operations:
  Net investment income(1)..................          0.13              0.26         0.26         0.31        0.29         0.31
  Net realized and unrealized gain (loss)...         (0.86)             2.54         2.54         1.71        1.98         1.30
                                                    ------             -----        -----        -----       -----        -----
Total income (loss) from investment
operations..................................         (0.73)             2.80         2.80         2.02        2.27         1.61
                                                    ------             -----        -----        -----       -----        -----

Less dividends and distributions from:
  Net investment income.....................         (0.11)            (0.28)       (0.31)       (0.36)      (0.29)       (0.30)
  Net realized gain.........................          --               (1.54)       (2.05)       (0.61)       --           --
                                                     -----            ------       ------       ------       -----        -----

Total dividends and distributions............        (0.11)            (1.82)       (2.36)       (0.97)      (0.29)       (0.30)
                                                    ------            ------       ------       ------      ------       ------

Net asset value, end of period...............       $14.95            $15.79       $14.81       $14.37      $13.32       $11.34
                                                    ======            ======       ======       ======      ======       ======

Total Return(2)..............................        (4.60)%(5)        19.23%       20.22%       15.12%      20.36%       16.37%

Ratios to Average Net Assets(3):
Total expenses (before expense offset).......         0.98 %(4)(6)      1.01%(4)     0.91%        1.03%       1.02%        1.02%

Net investment income........................         1.73 %(4)(6)      1.58%(4)     1.43%        2.14%       2.44%        2.99%

Supplemental Data:
Net assets, end of period, in thousands......     $197,384          $211,167     $813,249     $658,909     $12,228      $14,403

Portfolio turnover rate......................            6 %(5)            9%          21%          20%         20%          43%



----------

(1) The per share amounts were computed using an average number of shares outstanding during the period.
(2) Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.
(4) Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market
     Portfolio -
     Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets had an effect of less than 0.005%.
(5)  Not annualized.
(6)  Annualized.




                        See Notes to Financial Statements

Morgan Stanley Utilities Fund
FINANCIAL HIGHLIGHTS continued

                                                FOR THE SIX                 FOR THE YEAR ENDED DECEMBER 31,
                                                MONTHS ENDED      --------------------------------------------------
                                               JUNE 30, 2008        2007      2006      2005       2004       2003
                                               -------------      -------   -------   --------   --------   --------
                                                (unaudited)

Class B Shares
Selected Per Share Data:

Net asset value, beginning of period.........      $15.90          $14.90    $14.45     $13.38     $11.40     $10.08
                                                   ------          ------    ------     ------     ------     ------

Income (loss) from investment operations:
  Net investment income(1)..................         0.07            0.14      0.27       0.32       0.30       0.27
  Net realized and unrealized gain (loss)...        (0.87)           2.55      2.55       1.72       1.99       1.31
                                                   ------           -----     -----      -----      -----      -----

Total income (loss) from investment
operations..................................        (0.80)           2.69      2.82       2.04       2.29       1.58
                                                   ------           -----     -----      -----      -----      -----

Less dividends and distributions from:
  Net investment income.....................        (0.05)          (0.15)    (0.32)     (0.36)     (0.31)     (0.26)
  Net realized gain.........................         --             (1.54)    (2.05)     (0.61)      --         --
                                                    -----          -------   -------    -------     -----      -----

Total dividends and distributions............       (0.05)          (1.69)    (2.37)     (0.97)     (0.31)     (0.26)
                                                   ------          ------    ------     ------     ------     ------

Net asset value, end of period...............      $15.05          $15.90    $14.90     $14.45     $13.38     $11.40
                                                   ======          ======    ======     ======     ======     ======

Total Return(2)..............................       (5.02)%(5)      18.27%    20.28%     15.22%     20.37%     15.91%

Ratios to Average Net Assets(3):
Total expenses (before expense offset).......        1.75 %(4)(6)    1.76%(4)  0.83%      0.94%      0.94%(7)   1.43%(7)

Net investment income........................        0.96 %(4)(6)    0.83%(4)  1.51%      2.23%      2.52%(7)   2.58%(7)

Supplemental Data:
Net assets, end of period, in thousands......     $41,697         $57,622   $75,100   $184,065   $890,696   $929,785

Portfolio turnover rate......................           6 %(5)          9%       21%        20%        20%        43%



----------

(1) The per share amounts were computed using an average number of shares outstanding during the period.
(2) Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.
(4) Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market
     Portfolio - Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets had an effect of less than 0.005%.
(5)  Not annualized.
(6)  Annualized.
(7) If the Distributor had not rebated a portion of its fee to the Fund, the expense and net investment income ratios would have been as follows:



                        EXPENSE      NET INVESTMENT
PERIOD ENDED             RATIO        INCOME RATIO
------------            -------      --------------
December 31, 2004         1.24%           2.23%
December 31, 2003         1.78            2.22




                        See Notes to Financial Statements

Morgan Stanley Utilities Fund
FINANCIAL HIGHLIGHTS continued

                                                     FOR THE SIX                    FOR THE YEAR ENDED DECEMBER 31,
                                                     MONTHS ENDED        ----------------------------------------------------
                                                    JUNE 30, 2008          2007        2006       2005       2004       2003
                                                    -------------        -------     -------     ------     ------     ------
                                                     (unaudited)


Class C Shares
Selected Per Share Data:

Net asset value, beginning of period.........           $15.87            $14.88      $14.43     $13.37     $11.38     $10.07
                                                        ------            ------      ------     ------     ------     ------

Income (loss) from investment operations:
  Net investment income(1)..................              0.08              0.15        0.15       0.21       0.20       0.23
  Net realized and unrealized gain (loss)...             (0.87)             2.54        2.55       1.72       1.99       1.30
                                                        ------             -----       -----      -----      -----      -----

Total income (loss) from investment
operations..................................             (0.79)             2.69        2.70       1.93       2.19       1.53
                                                        ------             -----       -----      -----      -----      -----

Less dividends and distributions from:
  Net investment income.....................             (0.06)            (0.16)      (0.20)     (0.26)     (0.20)     (0.22)
  Net realized gain.........................              --               (1.54)      (2.05)     (0.61)      --         --
                                                         -----            ------      ------     ------      -----      -----

Total dividends and distributions............            (0.06)            (1.70)      (2.25)     (0.87)     (0.20)     (0.22)
                                                        ------            ------      ------     ------     ------     ------

Net asset value, end of period...............           $15.02            $15.87      $14.88     $14.43     $13.37     $11.38
                                                        ======            ======      ======     ======     ======     ======

Total Return(2)..............................            (4.99)%(5)        18.33%      19.36%     14.35%     19.47%     15.44%

Ratios to Average Net Assets(3):
Total expenses (before expense offset).......             1.69 %(4)(6)      1.70%(4)    1.65%      1.71%      1.77%      1.78%

Net investment income........................             1.02 %(4)(6)      0.89%(4)    0.69%      1.46%      1.69%      2.23%

Supplemental Data:
Net assets, end of period, in thousands......          $12,356           $14,016     $13,441     $8,745     $8,851     $8,899

Portfolio turnover rate......................                6 %(5)            9%         21%        20%        20%        43%



----------

(1) The per share amounts were computed using an average number of shares outstanding during the period.
(2) Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.
(4) Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market
     Portfolio - Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets had an effect of less than 0.005%.
(5)  Not annualized.
(6)  Annualized.




                        See Notes to Financial Statements

Morgan Stanley Utilities Fund
FINANCIAL HIGHLIGHTS continued

                                                     FOR THE SIX                  FOR THE YEAR ENDED DECEMBER 31,
                                                     MONTHS ENDED       --------------------------------------------------
                                                    JUNE 30, 2008        2007       2006       2005       2004       2003
                                                    -------------       ------     ------     ------     ------     ------
                                                     (unaudited)


Class I Shares@@
Selected Per Share Data:

Net asset value, beginning of period.........           $15.75          $14.79     $14.34     $13.30     $11.32     $10.02
                                                        ------          ------     ------     ------     ------     ------

Income from investment operations:
  Net investment income(1)..................              0.14            0.30       0.33       0.34       0.32       0.34
  Net realized and unrealized gain (loss)...             (0.85)           2.53       2.51       1.70       1.98       1.29
                                                        ------           -----      -----      -----      -----      -----

Total income (loss) from investment
operations..................................             (0.71)           2.83       2.84       2.04       2.30       1.63
                                                        ------           -----      -----      -----      -----      -----

Less dividends and distributions from:
  Net investment income.....................             (0.13)          (0.33)     (0.34)     (0.39)     (0.32)     (0.33)
  Net realized gain.........................              --             (1.54)     (2.05)     (0.61)      --         --
                                                         -----          ------     ------     ------      -----      -----

Total dividends and distributions............            (0.13)          (1.87)     (2.39)     (1.00)     (0.32)     (0.33)
                                                        ------          ------     ------     ------     ------     ------

Net asset value, end of period...............           $14.91          $15.75     $14.79     $14.34     $13.30     $11.32
                                                        ======          ======     ======     ======     ======     ======

Total Return(2)..............................            (4.49)%(5)      19.44%     20.63%     15.34%     20.69%     16.57%

Ratios to Average Net Assets(3):
Total expenses (before expense offset).......             0.75 %(4)(6)    0.76%(4)   0.66%      0.78%      0.77%      0.78%

Net investment income........................             1.96 %(4)(6)    1.83%(4)   1.68%      2.39%      2.69%      3.23%

Supplemental Data:
Net assets, end of period, in thousands......           $3,488          $4,214     $7,119     $4,059     $3,750     $3,123

Portfolio turnover rate......................                6 %(5)          9%        21%        20%        20%        43%



----------

 @@  Formerly Class D shares. Renamed Class I shares effectively March 31,
     2008.
(1) The per share amounts were computed using an average number of shares outstanding during the period.
(2) Calculated based on the net asset value as of the last business day of the period.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.
(4) Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market
     Portfolio - Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets had an effect of less than 0.005%.
(5)  Not annualized.
(6)  Annualized.




                        See Notes to Financial Statements

Morgan Stanley Utilities Fund
FINANCIAL HIGHLIGHTS continued

                                                                                      FOR THE PERIOD
                                                FOR THE SIX       FOR THE YEAR     DECEMBER 11, 2006(7)
                                                MONTHS ENDED         ENDED                THROUGH
                                               JUNE 30, 2008   DECEMBER 31, 2007     DECEMBER 31, 2006
                                               -------------   -----------------   --------------------
                                                (unaudited)

Class Q Shares
Selected Per Share Data:

Net asset value, beginning of period.........       $15.90            $14.91               $14.88
                                                    ------            ------               ------

Income from investment operations:
  Net investment income(1)..................          0.13              0.26                 0.01
  Net realized and unrealized gain (loss)...         (0.86)             2.56                 0.02
                                                    ------             -----                -----

Total income (loss) from investment
operations..................................         (0.73)             2.82                 0.03
                                                    ------             -----                -----

Less dividends and distributions from:
  Net investment income.....................         (0.11)            (0.29)                --
  Net realized gain.........................          --               (1.54)                --
                                                     -----            ------             --------

Total dividends and distributions............        (0.11)            (1.83)                --
                                                    ------            ------             --------

Net asset value, end of period...............       $15.06            $15.90               $14.91
                                                    ======            ======             ========

Total Return(2)..............................        (4.57)%(5)        19.23%                0.20%(5)

Ratios to Average Net Assets(3):
Total expenses (before expense offset).......         0.98 %(4)(6)      0.98%(4)             0.77%(6)

Net investment income........................         1.73 %(4)(6)      1.61%(4)             1.57%(6)

Supplemental Data:
Net assets, end of period, in thousands......     $672,510          $753,274             $150,871

Portfolio turnover rate......................            6 %(5)            9%                  21%(5)



----------

(1) The per share amounts were computed using an average number of shares outstanding during the period.
(2) Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.
(4) Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market
     Portfolio - Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets had an effect of less than 0.005%.
(5)  Not annualized.
(6)  Annualized.
(7)  Prior to December 11, 2006, all then-existing Class B shares of the Fund
     (Pre-Conversion Class B) were converted into Class Q shares. The Pre-
     Conversion Class B shares were subject to the same level of fees and expenses applied to Class B shares.




                        See Notes to Financial Statements

TRUSTEES

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid
OFFICERS

Michael E. Nugent
Chairperson of the Board
Ronald E. Robison
President and Principal Executive Officer
Kevin Klingert
Vice President
Dennis F. Shea
Vice President
Amy R. Doberman
Vice President
Carsten Otto
Chief Compliance Officer
Stefanie V. Chang Yu
Vice President
Francis J. Smith
Treasurer and Chief Financial Officer
Mary E. Mullin
Secretary
TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281
LEGAL COUNSEL

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019
COUNSEL TO THE INDEPENDENT TRUSTEES

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036
INVESTMENT ADVISER

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036
SUB-ADVISER

Morgan Stanley Investment Management Limited
20 Bank Street, Canary Warf
London, England E144AD
The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.
This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.

(c) 2008 Morgan Stanley

[MORGAN STANLEY LOGO]

                                                           [MORGAN STANLEY LOGO]

INVESTMENT MANAGEMENT
Morgan Stanley
Utilities Fund



UTLFSAN
IU08-04291P-Y06/08

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Utilities Fund

/s/ Ronald E. Robison
--------------------------------
Ronald E. Robison
Principal Executive Officer
August 15, 2008

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
--------------------------------
Ronald E. Robison
Principal Executive Officer
August 15, 2008

/s/ Francis Smith
--------------------------------
Francis Smith
Principal Financial Officer
August 15, 2008

                                       3